UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  666 5th Avenue, 35th Floor
          New York, New York 10103

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, May 16, 2011

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   22
                                                ---------------

Form 13F Information Table Value Total:             $127,797
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                  TITLE OF              VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER
  NAME OF ISSUER                   CLASS     CUSIP     (X$1000)  PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
  --------------                   -----     -----     --------  -------    ---   ----  ----------  --------   ----    ------   ----
AETNA INC NEW COM                  COM       00817Y108   12,567    335,741  S/H         OTHER          1        -      335,741   -
AMERICAN MEDICAL SYS HLDGS         COM       02744M108    3,982    184,000  S/H         OTHER          1        -      184,000   -
BIOMARIN PHARMACEUTICA COM         COM       09061G101    5,788    230,305  S/H         OTHER          1        -      230,305   -
BIOTIME INC                        COM       09066L955      449      1,320  S/H   PUT   OTHER          1                 1,320
CIGNA CORP COM                     COM       125509109    4,113     92,895  S/H         OTHER          1        -       92,895   -
CLEVELAND BIOLABS INC              COM       185860953    1,629      3,076  S/H   PUT   OTHER          1                 3,076
COVENTRY HEALTH CARE INC           COM       222862104    4,977    156,204  S/H         OTHER          1        -      156,204   -
EXPRESS SCRIPTS INC COM            COM       302182100    5,798    104,253  S/H         OTHER          1        -      104,253   -
GILEAD SCIENCES INC                COM       375558103    7,019    165,260  S/H         OTHER          1        -      165,260   -
HCA HOLDINGS INC                   COM       40412C101    8,913    263,151  S/H         OTHER          1        -      263,151   -
HEALTH MGMT ASSOC INC CL A         CL A      421933102    5,684    521,485  S/H         OTHER          1        -      521,485   -
HEALTHSOUTH CORP                   COM       421924309    3,166    126,759  S/H         OTHER          1        -      126,759   -
MEDCO HEALTH SOLUTIONS COM         COM       58405U102    4,825     85,907  S/H         OTHER          1        -       85,907   -
MEDICIS PHARMACEUTICAL CL A NEW    CL A      584690309    4,190    130,778  S/H         OTHER          1        -      130,778   -
OBAGI MEDICAL PRODUCTS INC         COM       67423R108    2,977    235,523  S/H         OTHER          1        -      235,523   -
ORCHID CELLMARK INC                COM       68573C107    7,886  3,923,498  S/H         OTHER          1        -    3,923,498   -
QUEST DIAGNOSTICS                  COM       74834L100    4,906     85,000  S/H         OTHER          1        -       85,000   -
REHABCARE                          COM       759148109    6,838    185,473  S/H         OTHER          1        -      185,473   -
RTI BIOLOGICS, INC.                COM       74975N105    3,624  1,267,281  S/H         OTHER          1        -    1,267,281   -
SANOFI-AVENTIS                     ADR       80105N105    9,598    272,513  S/H         OTHER          1        -      272,513   -
SERVICE CORPORATION INTERNATIONAL  COM       817565104    1,420    128,435  S/H         OTHER          1        -      128,435   -
WELLPOINT                          COM       94973V107   17,448    250,000  S/H         OTHER          1        -      250,000   -